Investment Objectives and Goals - Calamos S&P 500 Structured Alt Protection ETF - August	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETF® — August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETF® — August (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.14% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from August 1, 2025 through July 31, 2026.